Fair Value (Narrative) (Detail) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Fair Value [Line Items]
Carrying value of nonmarketable securities issued by nonpublic companies	¥ 546	¥ 570
Carrying amounts of investments in equity method investees	¥ 1,034	¥ 1,131
Hedge Funds [Member] | Minimum [Member]
Fair Value [Line Items]
Advance notice period of redeemable investment, day	30
Hedge Funds [Member] | Maximum [Member]
Fair Value [Line Items]
Advance notice period of redeemable investment, day	90
Private Equity Funds [Member]
Fair Value [Line Items]
Estimated period of underlying investments that would be liquidated, year	10
Real Estate Funds [Member]
Fair Value [Line Items]
Estimated period of underlying investments that would be liquidated, year	4